Expense Example	Nov. 21, 2025 USD ($)
Calamos S&P 500 Structured Alt Protection ETF - January | Calamos S&P 500 Structured Alt Protection ETF - January
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos S&P 500 Structured Alt Protection ETF - February | Calamos S&P 500 Structured Alt Protection ETF - February
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos S&P 500 Structured Alt Protection ETF - March | Calamos S&P 500 Structured Alt Protection ETF - March
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos S&P 500 Structured Alt Protection ETF - April | Calamos S&P 500 Structured Alt Protection ETF - April
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos S&P 500 Structured Alt Protection ETF - May | Calamos S&P 500 Structured Alt Protection ETF - May
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos S&P 500 Structured Alt Protection ETF - June | Calamos S&P 500 Structured Alt Protection ETF - June
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos S&P 500 Structured Alt Protection ETF - July | Calamos S&P 500 Structured Alt Protection ETF - July
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos S&P 500 Structured Alt Protection ETF - August | Calamos S&P 500 Structured Alt Protection ETF - August
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos S&P 500 Structured Alt Protection ETF - September | Calamos S&P 500 Structured Alt Protection ETF - September
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos S&P 500 Structured Alt Protection ETF - October | Calamos S&P 500 Structured Alt Protection ETF - October
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos S&P 500 Structured Alt Protection ETF - November | Calamos S&P 500 Structured Alt Protection ETF - November
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos S&P 500 Structured Alt Protection ETF - December | Calamos S&P 500 Structured Alt Protection ETF - December
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos Nasdaq-100 Structured Alt Protection ETF - March | Calamos Nasdaq-100 Structured Alt Protection ETF - March
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos Nasdaq-100 Structured Alt Protection ETF - June | Calamos Nasdaq-100 Structured Alt Protection ETF - June
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos Nasdaq-100 Structured Alt Protection ETF - September | Calamos Nasdaq-100 Structured Alt Protection ETF - September
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos Nasdaq-100 Structured Alt Protection ETF - December | Calamos Nasdaq-100 Structured Alt Protection ETF - December
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos Russell 2000 Structured Alt Protection ETF - January | Calamos Russell 2000 Structured Alt Protection ETF - January
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos Russell 2000 Structured Alt Protection ETF - April | Calamos Russell 2000 Structured Alt Protection ETF - April
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos Russell 2000 Structured Alt Protection ETF - July | Calamos Russell 2000 Structured Alt Protection ETF - July
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos Russell 2000 Structured Alt Protection ETF - October | Calamos Russell 2000 Structured Alt Protection ETF - October
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	$ 859